INTANGIBLE ASSETS, NET (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Annual estimated amortization expense related to intangible assets
2015	4,869
2016	4,869
2017	4,869
2018	3,813
2019	2,706
Thereafter	13,537
Total	34,663
Impairment of intangible assets	0